Related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balances with related parties
Amounts due from related parties, current	¥ 3,933	¥ 3,101
Amounts due to related parties, current	1,224	626
Related companies
Balances with related parties
Amounts due from related parties, current	94	628
Amounts due to related parties, current	620	622
Non-controlling interests
Balances with related parties
Amounts due from related parties, current	3,839	2,473
Amounts due to related parties, current	¥ 604	¥ 4